Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 64	$ 57	$ 57
Net interest (income) expense	(24)	(19)	(20)
Interest expense on effect of asset ceiling	1	1	1
Plan administration costs	2	2	2
Net defined benefit plan expense recognized in net income	43	41	40
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	1	1	1
Net interest (income) expense	5	5	5
Net defined benefit plan expense recognized in net income	$ 6	$ 6	$ 6